FEDERAL INCOME TAX STATUS	12 Months Ended
Apr. 30, 2025
EBP 002
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS

The Plan has received a determination letter from the IRS dated May 8, 2014, affirming that the Plan qualifies under Section 401(a) of the Code and that the related trust is exempt from federal income taxation under Section 501(a) of the Code. Once qualified, the Plan must operate in compliance with the Code to maintain its tax-qualified status. The Plan Administrator believes the Plan, as amended, continues to operate in compliance with the applicable requirements of the Code and, therefore, remains qualified and the related trust remains tax-exempt.
GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if it is more likely than not that a tax position would not be sustained upon examination by the IRS. Plan management has reviewed the tax positions taken by the Plan and has concluded that there are no uncertain tax positions requiring recognition in the financial statements.

The Plan is subject to routine audits by taxing authorities; however, there are currently no audits in progress for any tax periods. The Plan Administrator believes the Plan is no longer subject to income tax examinations for periods prior to April 30, 2021.